Subsequent Events (Details) $ / shares in Units, $ in Millions							3 Months Ended	12 Months Ended
	Mar. 03, 2025 shares	Feb. 11, 2025 USD ($) shares	Dec. 03, 2024 shares	Oct. 16, 2024 $ / shares	Feb. 05, 2024 shares	Feb. 13, 2023 shares	Mar. 31, 2025 shares	Dec. 31, 2024	Jan. 01, 2025 shares	May 15, 2024 shares
Subsequent Event [Line Items]
Vesting period							4 years
Number of consecutive business days				30
Issuance of common stock (in Shares)					85,311	6,017
Minimum [Member]
Subsequent Event [Line Items]
Vesting period								1 year
Bid price of common stock per share (in Dollars per share) | $ / shares				$ 1
Class F Common Stock Warrants [Member]
Subsequent Event [Line Items]
Issuance of common stock (in Shares)			4,064,040				191,503
Warrants to purchase an aggregate shares of common stock (in Shares)			254,002				383,005
2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Shares authorized (in Shares)									156,512	10,206
Restricted Stock Awards [Member]
Subsequent Event [Line Items]
Shares granted (in Shares)		58,568
Grant date of fair value (in Dollars) | $		$ 0.2
Restricted Stock Awards [Member] | 2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Shares granted (in Shares)		57,665
Vesting percentage		100.00%
Vesting period		1 year
Restricted Stock Awards [Member] | 2021 Equity Incentive Plan [Member] | Vest 50% on Date of Grant [Member]
Subsequent Event [Line Items]
Shares granted (in Shares)		903
Vesting percentage		50.00%
Restricted Stock Awards [Member] | 2021 Equity Incentive Plan [Member] | 50% vesting on Vest One Year Thereafter [Member]
Subsequent Event [Line Items]
Vesting percentage		50.00%
Subsequent Event [Member] | Class F Common Stock Warrants [Member]
Subsequent Event [Line Items]
Issuance of common stock (in Shares)	3,064,040
Warrants to purchase an aggregate shares of common stock (in Shares)	383,006
Subsequent Event [Member] | 2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Shares authorized (in Shares)									156,512
Subsequent Event [Member] | Restricted Stock Awards [Member]
Subsequent Event [Line Items]
Shares granted (in Shares)		58,568
Grant date of fair value (in Dollars) | $		$ 0.2
Subsequent Event [Member] | Restricted Stock Awards [Member] | 2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Vesting percentage		100.00%
Vesting period		1 year
Subsequent Event [Member] | Restricted Stock Awards [Member] | 2021 Equity Incentive Plan [Member] | Vest 50% on Date of Grant [Member]
Subsequent Event [Line Items]
Vesting percentage		50.00%
Subsequent Event [Member] | Restricted Stock Awards [Member] | 2021 Equity Incentive Plan [Member] | 50% vesting on Vest One Year Thereafter [Member]
Subsequent Event [Line Items]
Vesting percentage		50.00%
Until February 14, 2025 [Member]
Subsequent Event [Line Items]
Number of consecutive business days				10
Until February 14, 2025 [Member] | Minimum [Member]
Subsequent Event [Line Items]
Bid price of common stock per share (in Dollars per share) | $ / shares				$ 1
Number of consecutive business days				10
Closing bid price of common stock per share (in Dollars per share) | $ / shares				$ 1